Stockholders' Equity (Details 1)	6 Months Ended				12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CAD	Dec. 31, 2014 Stock Options USD ($)	Jun. 30, 2014 Stock Options USD ($)	Dec. 31, 2013 Stock Options USD ($)	Dec. 31, 2012 Stock Options USD ($)
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Beginning Balance			3,187,214	3,240,000	1,020,000
Issued	825,000	825,000	300,000		2,340,000	1,020,000
Forfeited			(72,214)	(52,786)	(120,000)
Ending Balance			3,415,000	3,187,214	3,240,000	1,020,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Roll Forward]
Beginning balance (in Dollars per share)			$ 0.96	$ 0.96	$ 0.47
Issued (in Dollars per share)	$ 0.43	0.50	$ 1.00		$ 1.15	$ 0.47
Forfeited (in Dollars per share)			$ 0.58	$ 0.47	$ 0.47
Ending balance (in Dollars per share)			$ 0.97	$ 0.96	$ 0.96	$ 0.47